Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - September 30, 2020 at Sep. 30, 2019	$ 200	$ (90)	$ (31,082)	$ (30,972)
Beginning balance, shares at Sep. 30, 2019	2,000,000
Related party contributions		10,500		10,500
Net Loss			(198,628)	(198,628)
Balance - September 30, 2021 at Sep. 30, 2020	$ 200	10,410	(229,710)	(219,100)
Ending balance, shares at Sep. 30, 2020	2,000,000
Common stock issued for service	$ 30	403,817		403,847
Common stock issued for services, shares	300,000
Related party contributions		5,566		5,566
Net Loss			(675,684)	(675,684)
Balance - September 30, 2021 at Sep. 30, 2021	$ 230	$ 419,793	$ (905,394)	$ (485,371)
Ending balance, shares at Sep. 30, 2021	2,300,000